Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
Goodwill, gross at beginning of period	$ 139,817
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	134,616
Goodwill Transactions
Foreign exchange	305
Goodwill, gross at ending of period	140,122
Accumulated impairment losses, ending balance	(5,201)
Goodwill, ending balance	134,921
Online Game [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	116,731
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	116,731
Goodwill Transactions
Foreign exchange	261
Goodwill, gross at ending of period	116,992
Accumulated impairment losses, ending balance	0
Goodwill, ending balance	116,992
Online Advertising [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	17,885
Accumulated impairment losses, beginning balance	0
Goodwill, beginning balance	17,885
Goodwill Transactions
Foreign exchange	44
Goodwill, gross at ending of period	17,929
Accumulated impairment losses, ending balance	0
Goodwill, ending balance	17,929
Others [Member]
Goodwill [Line Items]
Goodwill, gross at beginning of period	5,201
Accumulated impairment losses, beginning balance	(5,201)
Goodwill, beginning balance	0
Goodwill Transactions
Foreign exchange	0
Goodwill, gross at ending of period	5,201
Accumulated impairment losses, ending balance	(5,201)
Goodwill, ending balance	$ 0